UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Florida Municipal Bond Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Florida Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
Arizona - 1.4%	$700	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.50% due 12/01/2029	$726
Florida - 141.3%	1,000	Boynton Beach, Florida, M/F Housing Mortgage Revenue Refunding Bonds (Clipper Cove Apartments),
		5.30% due 1/01/2023 (h)	977
	1,000	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First
		Inc. Project), 5% due 4/01/2036	970
	1,605	Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds,
		6.40% due 5/01/2033	1,698
	3,150	Florida Municipal Loan Council, Revenue Refunding Bonds, Series A, 5.125% due 5/01/2032 (d)	3,278
	35	Gateway Services Community Development District, Florida, Special Assessment
		Bonds (Stoneybrook Project), 5.50% due 7/01/2008	35
	2,100	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,
		Series A, 5.125% due 10/01/2032 (b)	2,145
	1,000	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds,
		Series A, 5.25% due 6/01/2026	1,012
	750	Heritage Harbour North Community Development District, Florida, Capital Improvement
		Bonds, 6.375% due 5/01/2038	712
	4,900	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
		Health System), Series A, 6% due 11/15/2011 (e)	5,411
	1,200	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
		Health System), Series C, 5.25% due 11/15/2036	1,212
	1,300	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
		Cancer Center Project), Series A, 5.25% due 7/01/2037	1,292
	1,810	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project),
		5.50% due 10/01/2023	1,839
	3,500	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
		(Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036	3,655

Portfolio Abbreviations

To simplify the listings of BlackRock Florida Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds

BlackRock Florida Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$1,390	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist
	Medical Center Project), 5% due 8/15/2037 (b)	$1,407
3,000	Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System),
	5.50% due 11/15/2012 (e)	3,319
865	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A,
	6% due 7/01/2025	852
1,500	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount
	Sinai Medical Center of Florida), 6.75% due 11/15/2021	1,587
10,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B,
	5.95% due 10/01/2030 (d)(k)	2,921
5,410	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B,
	5.80% due 10/01/2032 (d)(k)	1,410
5,500	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series A,
	5.89% due 10/01/2026 (d)(k)	2,019
1,000	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program),
	5% due 1/01/2037 (d)	1,017
750	New River Community Development District, Florida, Capital Improvement Revenue Bonds,
	Series B, 5% due 5/01/2013	693
1,000	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds
	(Rollins College Project), 5.25% due 12/01/2037 (i)	1,059
340	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds
	(Orlando Lutheran Towers), 5.375% due 7/01/2020	326
5,000	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 5.75% due 12/01/2012 (e)	5,529
305	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 5.70% due 7/01/2026	296
1,000	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (a)	1,031
3,350	Orange County, Florida, Tourist Development, Senior Lien Tax Revenue Bonds,
	5.125% due 4/01/2012 (e)(i)	3,594
3,105	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
	5% due 10/01/2032 (a)	3,165
3,630	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.68% due 10/01/2028 (a)(k)	1,324
3,000	Palm Beach County, Florida, School Board, COP, Series C, 5% due 8/01/2012 (b)(e)	3,218
2,000	South Broward, Florida, Hospital District Revenue Bonds, 5.60% due 5/01/2012 (e)	2,202
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Baptist
	Health System Obligation Group), 5% due 8/15/2032	1,005
1,560	Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds,
	6.375% due 5/01/2013	1,559

BlackRock Florida Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$2,700	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT,
		6.80% due 10/01/2032	$2,731
	890	Tampa, Florida, Water and Sewer Revenue Bonds, 5% due 10/01/2037	919
	650	Tolomato Community Development District, Florida, Special Assessment Bonds,
		6.55% due 5/01/2027	641
	1,000	University of North Florida, Capital Improvement Revenue Bonds (Housing Project),
		5% due 11/01/2032 (a)	1,040
	1,370	Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A,
		6.50% due 5/01/2033	1,456
	1,250	Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding
		(Embry-Riddle Aeronautical University Project), 5.20% due 10/15/2026 (j)	1,265
	1,610	Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding
		(Embry-Riddle Aeronautical University Project), 5.20% due 10/15/2033 (j)	1,616
Puerto Rico - 5.3%	2,565	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
		Series D, 5.25% due 7/01/2012 (e)	2,769
		Total Municipal Bonds (Cost - $72,605) - 148.0%	76,932
		Corporate Bonds
Multi-State - 6.6%	3,000	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (g)	3,418
		Total Corporate Bonds (Cost - $3,000) - 6.6%	3,418
	Shares
	Held	Short-Term Securities
	2,831	CMA Florida Municipal Money Fund, 2.88% (c)(f)	2,831
		Total Short-Term Securities (Cost - $2,831) - 5.5%	2,831
		Total Investments (Cost - $78,436*) - 160.1%	83,181
		Liabilities in Excess of Other Assets - (2.8%)	(1,430)
		Preferred Shares, at Redemption Value - (57.3%)	(29,786)
		Net Assets Applicable to Common Shares - 100.0%	$51,965

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$78,285
Gross unrealized appreciation	$5,109
Gross unrealized depreciation	(213)
Net unrealized appreciation	$4,896

(a)	FGIC Insured.
(b)	FSA Insured.
(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA Florida Municipal Money Fund	1,311	$ 15

(d)	MBIA Insured.
(e)	Prerefunded.
(f)	Represents the current yield as of November 30, 2007.
(g)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h)	ACA Insured.
(i)	AMBAC Insured.
(j)	Radian Insured.
(k)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal Bond Trust

By:      /s/ Donald C. Burke
            Donald C. Burke,
            Chief Executive Officer of
            BlackRock Florida Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Burke
            Donald C. Burke,
            Chief Executive Officer (principal executive officer) of
            BlackRock Florida Municipal Bond Trust

Date: January 16, 2008

By:      /s/ Neal J. Andrews
            Neal J. Andrews,
            Chief Financial Officer (principal financial officer) of
            BlackRock Florida Municipal Bond Trust

Date: January 16, 2008